UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21422

Trust for Advised Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
 (Address of principal executive offices) (Zip code)

Christopher E. Kashmerick
Trust for Advised Portfolios
2020 East Financial Way, Suite 100
Glendora, CA 91741
 (Name and address of agent for service)

(626) 914-7385
Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period: August 31, 2015

Item 1. Schedule of Investments.

Thomas Crown Global Long/Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)
As of August 31, 2015

Principal
Amount		Value
	CORPORATE BONDS ― 3.0%
	Scientific Games Corp.
$100,000	8.125%, 9/15/2018	$93,500
	Scientific Games International, Inc.
125,000	6.250%, 9/1/2020	93,750

	TOTAL CORPORATE BONDS
	(Cost $196,997)	$187,250

Number of
Shares
	COMMON STOCKS ― 79.8%
	ADVERTISING ― 0.6%
85,000	STW Communications Group, Ltd.	36,899

	AEROSPACE/DEFENSE ― 3.2%
1,100	Boeing Co. (The )	143,748
1,100	Spirit AeroSystems Holdings, Inc. - Class A (1)	56,221
		199,969
	AIRLINES ― 4.0%
6,000	easyJet PLC	154,953
6,000	SkyWest, Inc.	95,400
		250,353
	APPAREL ― 1.4%
1,200	adidas AG	89,843

	AUTO MANUFACTURERS ― 0.9%
1,900	General Motors Co. (1)	55,936

	BANKS ― 10.3%
10,000	Bank of America Corp.	163,400
5,925	Barclays PLC ― ADR	94,504
13,000	Mitsubishi UFJ Financial Group, Inc. ― ADR	86,320
15,000	Mizuho Financial Group, Inc. ― ADR	61,200
3,100	Morgan Stanley	106,795
14,000	Regions Financial Corp.	134,260
		646,479
	BEVERAGES ― 2.1%
1,250	Diageo PLC ― ADR	132,963

	BIOTECHNOLOGY ― 2.5%
1,500	Gilead Sciences, Inc.	157,605

	BUILDING MATERIALS ― 1.2%
5,340	Tecnoglass, Inc. (1)	72,143

	DIVERSIFIED FINAN SERV ― 3.4%
1,200	ORIX Corp. ― ADR	81,312
6,000	Santander Consumer USA Holdings, Inc. (1)	134,760
		216,072
	ELECTRICAL COMPO & EQUIP ― 1.0%
1,000	Leoni AG	60,742

	ELECTRONICS ― 2.9%
2,800	Garmin, Ltd.	105,308
4,500	Orbotech, Ltd. (1)	74,970
		180,278

Thomas Crown Global Long/Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
As of August 31, 2015

Number of
Shares		Value
	ENTERTAINMENT ― 7.8%
5,200	AMC Entertainment Holdings, Inc.	150,696
1,300	Cedar Fair LP	71,734
3,950	Cinemark Holdings, Inc.	140,422
6,700	Regal Entertainment Group - Class A	127,434
		490,286
	FINANCIALS ― 2.1%
1,300	ACE Limited (1)	132,808

	FOOD ― 3.4%
3,000	Tyson Foods, Inc.	126,840
4,500	Woolworths, Ltd.	84,544
		211,384
	HEALTHCARE-SERVICES ― 4.3%
3,500	ICON PLC (1)	269,500

	MEDIA ― 1.0%
900	AMC Networks, Inc. - Class A (1)	65,142

	PHARMACEUTICALS ― 8.4%
1,500	AbbVie, Inc.	93,615
28,000	Greencross, Ltd.	116,966
700	Mallinckrodt PLC (1)	60,368
2,100	Mylan NV (1)	104,139
3,100	Sanofi ― ADR	151,652
		526,740
	PRIVATE EQUITY ― 1.4%
2,600	Blackstone Group LP (The )	89,050

	RETAIL ― 5.1%
5,300	Haverty Furniture Cos, Inc.	122,483
1,700	Pandora AS	196,419
		318,902
	SOFTWARE ― 3.5%
5,400	Synchronoss Technologies, Inc. (1)	218,106

	TELECOMMUNICATIONS ― 9.3%
5,208	AT&T, Inc,	172,912
8,200	Cisco Systems, Inc.	212,216
38,640	Telit Communications PLC (1)	194,629
		579,757
	TOTAL COMMON STOCKS
	(Cost $5,201,438)	$5,000,957

Number of
Contracts
	PURCHASED OPTIONS ― 1.2%
	CALL OPTIONS ― 0.9%
	ACE Limited
10	Exercise Price: $105.00, Expiration Date February 2016	4,000
	Cboe Volitility Index
65	Exercise Price: $17.00, Expiration Date October 2015	46,475
	Delhaize Group SA
22	Exercise Price: $20.00, Expiration Date September 2015	5,115
27	Exercise Price: $25.00, Expiration Date September 2015	270
		55,860

Thomas Crown Global Long/Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
As of August 31, 2015

Number of
Contracts		Value
	PURCHASED OPTIONS (continued)
	PUT OPTIONS ― 0.3%
	iShares MSCI Japan ETF
100	Exercise Price: $12.00, Expiration Date October 2015	$3,600
	iShares MSCI EAFE ETF
50	Exercise Price: $58.00, Expiration Date October 2015	5,850
50	Exercise Price: $59.00, Expiration Date October 2015	7,425
		16,875
	TOTAL PURCHASED OPTIONS
	(Cost $56,430)	$72,735

Principal
Amount
	MONEY MARKET FUNDS ― 13.4%
$842,025	Fidelity Institutional Money Market Fund, 0.13% (2)	842,025

	TOTAL MONEY MARKET FUNDS
	(Cost $842,025)	$842,025

	TOTAL INVESTMENTS ― 97.4%
	(Cost $6,296,890)	6,102,967
	Other Assets in Excess of Liabilities ― 2.6%	165,409
	TOTAL NET ASSETS ― 100.0%	$6,268,376

Percentages are stated as a percent of net assets.

ADR - American Depository Receipt.
LP - Limited Partnership
PLC - Public Limited Company
(1) Non Income Producing
(2) The rate is the annualized seven-day yield at period end

The cost basis of investment for federal income tax purposes at August 31, 2015, was as follows*:

Cost of Investments		$6,296,890
Gross Unrealized Appreciation		225,390
Gross Unrealized Depreciation		(419,313)
Net Unrealized Depreciation		$(193,923)

* Because tax adjustments are calculated annually, the above table does not reflect any tax adjustments.

Thomas Crown Global Long/Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
As of August 31, 2015

SECURITIES SOLD SHORT

Number of
Shares		Value
	COMMON STOCKS ― 26.6%
8,100	Arrowhead Research Corp. (1)	$48,033
2,600	ASOS PLC (1)	119,451
3,100	Badger Daylighting, Ltd.	48,870
2,000	BioCryst Pharmaceuticals, Inc. (1)	23,280
1,300	DXP Enterprises Inc (1)	38,675
5,900	Eagle Bulk Shipping, Inc. (1)	42,126
2,000	Five Below, Inc. (1)	77,340
2,550	Five Prime Therapeutics, Inc. (1)	48,629
1,800	Heron Therapeutics, Inc. (1)	69,228
3,600	Ignyta, Inc. (1)	49,248
1,500	iRobot Corp. (1)	43,950
7,000	Isetan Mitsukoshi Holdings, Ltd.	112,129
15,000	ITOCHU Corp.	180,084
4,000	Kikkoman Corp.	128,841
1,900	La Jolla Pharmaceutical Co. (1)	67,602
6,600	Lundin Petroleum AB (1)	86,223
1,750	Mirati Therapeutics, Inc. (1)	45,185
1,000	Nissin Foods Holdings Co., Ltd.	47,511
774	Paycom Software, Inc. (1)	29,830
3,000	Salzgitter AG	93,503
5,500	Sangamo BioSciences, Inc. (1)	41,580
32,500	Sojitz Corp.	68,895
500	Sotheby's	17,605
300	Tesla Motors, Inc. (1)	74,718
400	WEX, Inc. (1)	37,812
3,000	ZIOPHARM Oncology, Inc. (1)	26,130
	TOTAL COMMON STOCKS
	(Proceeds $1,695,664)	$1,666,478

Number of
Shares
	EXCHANGE TRADED FUNDS ― 1.4%
1,800	BioShares Biotechnology Clinical Trials Fund (1)	56,124
1,000	Market Vectors China AMC SME-ChiNext ETF (1)	33,770

	TOTAL EXCHANGE TRADED FUNDS
	(Proceeds $109,732)	$89,894

	TOTAL SECURITIES SOLD SHORT ― 28.0%
	(Proceeds $808,611)	$1,756,372

WRITTEN OPTIONS CONTRACTS

Number of
Contracts
	WRITTEN OPTIONS ― 0.1%
	PUT OPTIONS ― 0.1%
	iShares MSCI EAFE ETF
50	Exercise Price: $53.00, Expiration Date October 2015	2,050
50	Exercise Price: $55.00, Expiration Date October 2015	3,050

	TOTAL WRITTEN OPTIONS
	(Proceeds $5,753)	$5,100

Percentages are stated as a percent of net assets.
(1) Non Income Producing.

Valuation of Investments (Unaudited)

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). The inputs or methodology used in determining the value of each Fund’s investments are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad categories as defined below:

Level 1 - Quoted prices in active markets for identical securities.  An active market for a security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis.  A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 - Significant unobservable inputs, including the Fund's own assumptions in determining fair value of investments

Equity Securities that are traded on a national securities exchange are stated at the last reported sales price on the day of valuation.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Short-term investments classified as money market instruments are valued at NAV. These investments are categorized as Level1 of the fair value hierarchy.

Exchange traded options are valued at the composite mean price, which calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is principally traded. On the last trading day prior to expiration, expiring options may be priced at intrinsic value. When these valuation methods are used, they are categorized as Level 2 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the fair values of the Fund’s consolidated investments in each category investment type as of August 31, 2015:

Description	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$5,000,957	$-	$-	$5,000,957
Corporate Bonds	-	187,250	-	187,250
Purchased Options	-	72,735	-	72,735
Short-Term Investments	842,025	-	-	842,025
Total	$5,842,982	$259,985	$-	$6,102,967

Liabilities
Common Stocks	$(1,666,478)	$-	$-	$(1,666,478)
Exchange Traded Fund	(89,894)	-	-	(89,894)
Written Options	-	(5,100)	-	(5,100)
Total	$(1,756,372)	$(5,100)	$-	$(1,761,472)

Please refer to the Schedule of investments for further classification.

The Fund recognizes transfers between Levels at the end of the reporting period.  There were no transfers between Levels at period end.  There were no Level 3 securities held at period end.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Advised Portfolios

By    /s/  Christopher E. Kashmerick
Christopher E. Kashmerick, President and Principal Executive Officer

Date        October 26, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By     /s/ Russell B. Simon
Russell B. Simon, Treasurer and Principal Financial Officer

Date       October 26, 2015